RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Interest income from a related party	$ 88	$ 56	$ 41
Loan to directors	0	0	11
Loans assumed by a director	0	671	1,123
Payment on behalf of directors	0	0	234
Directors’ remuneration	150	113	223
Directors’ fees of the subsidiary	125	135	155
Directors’ fees of the Company	9
Related party remuneration	138	111	0
Rental expense paid to a related party	40	39	40
Interest paid to a related party	75	0	0
Loan from a related party	$ 1,096	$ 0	$ 0